CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Payments of Debt Issuance Costs	$ 340
Issuance of Preferred Stock Net of Preferred Stock Warrants Value	244
Issuance of Preferred Stock upon extinguishment of convertible notes Net of Preferred Stock Warrants Value	$ 1,390
Stockholders Equity Note Reverse Stock Split Conversion Ratio 1	10.01